RELATED PARTY TRANSACTIONS - Compensation of key management personnel (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
RELATED PARTY TRANSACTIONS
Salaries and short-term benefits	$ 1.9	$ 2.0	$ 2.7
Stock-based compensation		1.5	0.5
Termination and other long-term benefits	0.1	0.1	0.6
Total compensation	$ 2.0	$ 3.6	$ 3.8